UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue, New York, NY 10169

(Address of principal executive offices)	(Zip code)

Daniel Heflin
Torchlight Value Fund Master, LLC
230 Park Avenue
New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-212-883-2800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

		Principal
		Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (96.52%)
Ansonia CDO Ltd.	5.702% due 07/28/2046 (a)	$2,085,765	$941,723	(b),(c),(d)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (a)	2,000,000	—	(b),(c),(d),(e)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (a)	2,000,000	—	(b),(c),(d),(e)
Anthracite CDO I Ltd.	6.000% due 05/24/2037 (a)	1,000,000	999,600	(b),(c),(d)
Anthracite CDO II Ltd.	6.970% due 12/24/2037 (a)	1,131,854	1,131,401	(b),(c),(d)
Arbor Realty Mortgage Securities LLC	0.687% due 02/21/2040 (a)	2,493,099	2,409,082	(b),(c),(d),(f)
Banc of America Commercial Mortgage Trust	0.180% due 09/10/2045 (a)	943,112,020	3,932,777	(f),(g)
Banc of America Commercial Mortgage Trust	0.640% due 09/10/2047 (a)	67,776,246	891,461	(c),(f),(g)
Banc of America Large Loan Trust	4.060% due 08/15/2029 (a)	1,000,000	907,830	(e),(f)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	7.000% due 09/15/2032 (a)	3,728,011	2,896,415	(c)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.379% due 02/10/2051 (a)	193,396,622	2,123,302	(c),(f),(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.910% due 11/10/2038 (a)	12,253,409	103,786	(f),(g)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (a)	4,018,661	4,015,487
CFCRE Commercial Mortgage Trust	5.559% due 12/15/2047 (a)	2,884,000	2,967,161	(c),(f)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.496% due 10/15/2048 (a)	127,076,140	1,917,579	(f),(g)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.897% due 12/11/2049 (a)	40,500,000	867,510	(f),(g)
Commercial Mortgage Asset Trust	7.084% due 01/17/2032	3,096,170	3,105,768	(f)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (a)	3,638,000	3,822,290	(c),(f)
Commercial Mortgage Pass-Through Certificates	2.420% due 07/10/2046 (a)	27,906,301	1,675,494	(f),(g)
Commercial Mortgage Pass-Through Certificates	2.195% due 10/15/2045	6,896,716	849,882	(f),(g)
Credit Suisse First Boston Mortgage Securities Corp.	5.362% due 05/15/2036 (a)	1,000,000	869,910	(e),(f)
Credit Suisse First Boston Mortgage Securities Corp.	5.863% due 12/18/2035 (a)	1,029,858	563,335	(c),(e)
Credit Suisse Mortgage Capital Certificates	0.810% due 04/15/2022 (a)	3,000,000	2,374,530	(e),(f)
Credit Suisse Mortgage Capital Certificates	5.757% due 09/15/2039 (a)	16,000,000	994,630	(e),(f)
Credit Suisse Mortgage Capital Certificates	0.095% due 01/15/2049 (a)	259,092,295	932,732	(f),(g)
Crest Ltd.	1.047% due 12/28/2038 (a)	53,477	52,622	(c),(d),(f)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (a)	3,820,389	3,851,257
CS First Boston Mortgage Securities Corp.	5.575% due 05/15/2036	3,000,000	3,062,730	(f)
CS First Boston Mortgage Securities Corp.	5.322% due 08/15/2036 (a)	3,016,359	3,022,392	(f)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (a)	2,313,165	1,716,993	(c)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (a)	2,000,000	1,235,170	(c),(f)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (a)	12,523,000	655,066	(c),(e),(f)
CS First Boston Mortgage Securities Corp.	0.963% due 12/15/2035 (a)	5,593,328	58,003	(f),(g)
DBUBS Mortgage Trust	5.557% due 11/10/2046 (a)	3,000,000	3,212,340	(f)
DBUBS Mortgage Trust	5.418% due 08/10/2044 (a)	1,500,000	1,517,070	(f)
DBUBS Mortgage Trust	1.430% due 08/10/2044 (a)	26,629,234	881,161	(f),(g)
DBUBS Mortgage Trust	1.380% due 11/10/2046 (a)	15,111,132	537,805	(f),(g)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (a)	6,300,000	5,611,567	(b),(c)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (a)	5,200,000	5,447,832	(b)
DR Securitized Lease Trust	8.550% due 08/15/2019	421,740	101,125	(b),(c)
DR Structured Finance Corp.	9.350% due 08/15/2019	1,676,943	607,745	(b),(c)
DR Structured Finance Corp.	8.375% due 08/15/2015	143,813	96,785	(b),(c)
FHLMC Multi-Family Pass-Through Certificates	1.654% due 11/25/2040	38,953,342	4,301,427	(c),(f),(g)
FREMF Mortgage Trust	4.594% due 11/25/2046 (a)	5,000,000	5,115,250	(f)
FREMF Mortgage Trust	3.600% due 12/25/2045 (a)	5,852,030	5,096,143	(f)
FREMF Mortgage Trust	3.869% due 05/25/2045 (a)	5,500,000	4,921,840	(f)
GE Capital Commercial Mortgage Corp.	5.288% due 06/10/2048 (a)	1,407,910	73,646	(c),(e),(f)
GE Capital Commercial Mortgage Corp.	0.765% due 01/10/2038 (a)	10,243,635	46,445	(c),(f),(g)
GE Capital Commercial Mortgage Corp.	5.771% due 12/10/2049 (a)	1,039,106	15,587	(e),(f)
G-Force LLC	5.090% due 08/22/2036 (a)	3,800,000	3,789,360	(b),(c),(d)
GMAC Commercial Mortgage Securities, Inc.	7.414% due 07/15/2029	1,621,782	1,632,340	(f)

TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

		Principal
		Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (a)	$916,197	$916,142
Gramercy Real Estate CDO	0.559% due 07/25/2035 (a)	3,948,618	3,803,308	(c),(d),(f)
Greenwich Capital Commercial Funding Corp.	0.300% due 03/10/2039 (a)	258,491,384	2,047,252	(f),(g)
Greenwich Capital Commercial Funding Corp.	0.105% due 12/10/2049 (a)	139,726,291	1,291,350	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	0.915% due 08/10/2042 (a)	50,444,871	360,429	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	1.870% due 07/05/2035 (a)	2,601,800	13,808	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	1.535% due 01/11/2035 (a)	2,107,163	10,051	(c),(f),(g)
GS Mortgage Securities Corp. II	0.525% due 05/10/2045 (a)	214,501,182	7,275,879	(f),(g)
GS Mortgage Securities Corp. II	1.515% due 08/10/2043 (a)	15,054,833	1,038,031	(f),(g)
GS Mortgage Securities Corp. II	6.000% due 10/18/2030 (a)	282,759	282,522
GS Mortgage Securities Corp. II	5.477% due 12/20/2049 (a)	738,573	268,693	(b),(c),(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (a)	6,513,000	5,498,274	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.184% due 08/05/2032 (a)	5,000,000	5,484,700	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.397% due 07/15/2046 (a)	5,000,000	5,139,350	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.961% due 01/15/2042	5,000,000	5,129,200	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.345% due 06/12/2041	4,000,000	4,066,920	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.544% due 05/15/2045	175,033,574	2,236,929	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.270% due 06/12/2047	267,523,623	2,180,318	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.435% due 05/15/2047	174,755,012	2,137,254	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.309% due 01/15/2049	54,539,698	481,040	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.457% due 02/15/2051	72,176,993	298,091	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.201% due 08/15/2042 (a)	2,070,167	126,336	(c),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (a)	8,403,261	37,067	(c),(e),(f)
J.P. Morgan Commercial Mortgage Finance Corp.	8.582% due 08/15/2032	3,155,000	3,550,446	(c),(f)
JPMorgan Chase Commercial Mortgage Securities Corp.	5.325% due 08/15/2046 (a)	4,944,000	5,031,360	(f)
JPMorgan Chase Commercial Mortgage Securities Corp.	1.251% due 02/15/2046 (a)	36,835,866	1,727,234	(f),(g)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (a)	3,709,456	3,726,293	(c),(f)
LB UBS Commercial Mortgage Trust	0.144% due 02/15/2040 (a)	90,126,254	1,411,377	(f),(g)
LB UBS Commercial Mortgage Trust	0.660% due 11/15/2038 (a)	76,332,589	1,257,198	(f),(g)
LB UBS Commercial Mortgage Trust	5.937% due 06/15/2036 (a)	770,000	773,750	(f)
LB UBS Commercial Mortgage Trust	0.538% due 02/15/2040	45,644,587	753,592	(f),(g)
LB UBS Commercial Mortgage Trust	6.164% due 07/15/2040 (a)	19,095,000	458,280	(e),(f)
LB UBS Commercial Mortgage Trust	0.363% due 04/15/2040 (a)	115,692,054	322,781	(f),(g)
LB UBS Commercial Mortgage Trust	0.802% due 02/15/2040 (a)	16,814,742	101,391	(c),(f),(g)
Merrill Lynch Mortgage Investors Inc.	6.250% due 12/10/2029	1,801,452	1,803,614	(f)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043	5,000,000	5,492,250	(f)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (a)	3,675,000	3,529,360	(f)
Merrill Lynch Mortgage Trust	0.336% due 08/12/2043 (a)	324,812,532	2,928,835	(c),(f),(g)
Merrill Lynch Mortgage Trust	5.558% due 09/12/2042 (a)	3,200,000	13,949	(c),(e),(f)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (a)	169,975	741	(c),(e),(f)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.208% due 12/12/2049 (a)	89,323,225	1,019,178	(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.295% due 03/12/2051 (a)	114,378,263	833,818	(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.138% due 09/12/2049 (a)	122,571,324	814,241	(c),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.410% due 09/12/2049	74,908,532	526,607	(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.618% due 12/12/2049	82,007,054	474,821	(f),(g)
Morgan Stanley Capital I	4.770% due 07/15/2056	3,500,000	3,630,375
Morgan Stanley Capital I	0.805% due 07/15/2019 (a)	3,400,000	3,158,498	(f)
Morgan Stanley Capital I	0.415% due 03/15/2044 (a)	136,282,811	1,559,757	(c),(f),(g)
Morgan Stanley Capital I	0.301% due 09/15/2047 (a)	69,000,000	1,360,473	(c),(f),(g)
Morgan Stanley Capital I	0.933% due 09/15/2047 (a)	53,445,136	1,260,236	(f),(g)
Morgan Stanley Capital I	0.235% due 11/12/2049 (a)	93,761,967	779,162	(f),(g)
Morgan Stanley Capital I	0.221% due 02/12/2044 (a)	116,503,899	672,694	(c),(f),(g)

TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

		Principal
		Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I	0.110% due 06/13/2041 (a)	$21,863,406	$29,516	(c),(f),(g)
Morgan Stanley Dean Witter Capital I Trust	6.405% due 09/15/2037 (a)	6,733,000	6,663,609	(c),(f)
Multi Security Asset Trust	5.570% due 11/28/2035 (a)	1,000,000	991,000	(b),(d)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (a)	826,029	828,317	(b),(f)
Wachovia Bank Commercial Mortgage Trust	4.942% due 11/15/2034 (a)	3,714,762	3,823,538	(b),(c)
Wachovia Bank Commercial Mortgage Trust	0.508% due 12/15/2043 (a)	232,727,151	2,559,254	(c),(f),(g)
Wachovia Bank Commercial Mortgage Trust	4.247% due 11/15/2035 (a)	14,396,000	1,567,729	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	0.219% due 04/15/2047 (a)	123,164,296	661,392	(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.877% due 12/15/2043 (a)	12,500,000	281,250	(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.928% due 10/15/2048 (a)	5,000,000	200,000	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.938% due 10/15/2048 (a)	5,000,000	175,000	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.757% due 04/15/2047 (a)	1,000,000	3,480	(e),(f)
WF-RBS Commercial Mortgage Trust	0.215% due 02/15/2044 (a)	222,499,677	3,886,357	(c),(f),(g)
WF-RBS Commercial Mortgage Trust	4.847% due 06/15/2045 (a)	2,500,000	2,489,275	(f)
WF-RBS Commercial Mortgage Trust	0.117% due 06/15/2045 (a)	248,386,065	1,870,074	(c),(f),(g)
WF-RBS Commercial Mortgage Trust	0.787% due 06/15/2044 (a)	21,972,043	657,184	(f),(g)
Total Commercial Mortgage-Backed Securities (Cost $261,428,577)			223,735,616
MONEY MARKET FUND (3.12%)
Dreyfus Treasury Prime Cash Management Money Market Fund, 0.00%(h)		7,237,567	7,237,567
Total Money Market Fund (Cost $7,237,567)			7,237,567
TOTAL SECURITIES (99.64%) (Cost $268,666,144)(i)			230,973,183
OTHER ASSETS, NET OF LIABILITIES (0.36%)			834,479
MEMBERS’ CAPITAL (100.00%)			$231,807,662

(a)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at January 31, 2014 was $177,216,357 or 76.45% of the Master Fund’s members’ capital.
(b)	Illiquid security. At January 31, 2014, illiquid securities with aggregate principal of $34,532,578 had a value of $27,047,768 which represented 11.67% of the Master Fund’s members’ capital.
(c)	Fair valued security. At January 31, 2014, the fair valued securities represented 36.21% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).
(d)	CDO security. At January 31, 2014, collateralized debt obligations in aggregate had a value of $14,386,789 which represented 6.20% of the Master Fund’s members’ capital.
(e)	Non-interest income generating securities as of January 31, 2014.
(f)	Variable rate security.
(g)	Interest-only security. At January 31, 2014, interest-only securities in aggregate had a value of $65,956,968 which represented 28.45% of the Master Fund’s members’ capital. Amount shown as principal represents amount of the underlying security.
(h)	Rate shown reflects effective yield at January 31, 2014.
(i)	The cost for federal income tax purposes was $268,666,144. At January 31, 2014 net unrealized depreciation for all securities based on tax cost was $37,692,961. This consisted of aggregate gross unrealized appreciation for all securities of $18,366,138 and aggregate gross unrealized depreciation for all securities of $56,059,099.

Torchlight Value Fund Master, LLC (“the Master Fund”)
(unaudited)
January 31, 2014

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

GAAP requires disclosures regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including the Management’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of January 31, 2014 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$160,061,265	$63,674,351	$223,735,616
Money Market Fund	7,237,567	—	—	$7,237,567
Total	$7,237,567	$160,061,265	$63,674,351	$230,973,183

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS	Total
Balance as of 10/31/13	$97,212,204	$97,212,204
Realized gain (loss)	(2,443,331)	(2,443,331)
Change in unrealized appreciation/(depreciation)	5,781,986	5,781,986
Net amortization/accretion	(1,404,406)	(1,404,406)
Purchases	3,613	3,613
Sales and Paydowns	(20,349,150)	(20,349,150)
Transfers into Level 3	19,160,419	19,160,419
Transfers out of Level 3*	(34,286,984)	(34,286,984)
Balance as of 1/31/14	$63,674,351	$63,674,351
Net change in unrealized appreciation/(depreciation) from positions still held at 1/31/14	$(253,675)

* Net transfers out of Level 3 relate primarily to an increase in availability of observable inputs for certain securities.

Information about Significant Inputs Used in Fair Value Measurements Categorized within Level 3:

The table below summarizes information about the significant unobservable inputs used in determining the fair value of the Master Fund’s Level 3 assets and liabilities:

Type of Investment	Fair Value at January 31, 2014	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Impact to Valuation from an Increase in Input
Commercial Mortgage- Backed Securities	$ 63,674,351	Market transactions in comparable securities/Dealer quotes	Comparable Trades (Price)	0.14 - 112.27	Increase
			Illiquidity Discount	0.0% - 12.8%	Decrease

		Credit Adjustment	Credit Enhancement	0.0% - 88.4%	Increase
			Underlying Collateral Delinquencies	0.0% - 73.4%	Decrease

Valuation Process for Fair Value Measurements Categorized within Level 3:

The Master Fund has established an internal control infrastructure over the valuation of financial instruments that requires ongoing independent oversight by its Financial Control and Compliance groups. These management control functions are segregated from the trading and investing functions. The Master Fund has also established a Valuation Committee, which includes non-investment professionals with voting powers, that is responsible for overseeing and monitoring the valuation of the Master Fund’s investments. The Valuation Committee may obtain input from investment professionals for consideration in carrying out its responsibilities.

When determining the price for investments, the Valuation Committee, seeks to determine the price that the Master Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or cost approach, as appropriate. A market approach generally consists of using information on comparable market transactions. The income approach is generally used to discount future cash flows to present value and adjusted for liquidity as appropriate. Other factors that have an impact on the fair value of Level 3 investments include, but are not limited to, (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to inherent uncertainty of valuations of such investments, the fair value may differ from the values that would have been used had an active market existed.

The Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including a regular review of key inputs and assumptions, comparisons between independent third party pricing and fair valuations, transactional back-testing and reviews of any market related activity. The valuation procedures and fair valuations are subsequently reported to the Board of Directors on a quarterly basis.

Item 2.	Controls and Procedures.

(a)

The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.	Exhibits.

                     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Torchlight Value Fund Master, LLC

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:	April 1, 2014

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:	April 1, 2014

By:	/s/ Ramalingam Ganesh

Ramalingam Ganesh
Chief Financial Officer

Date:	April 1, 2014